Investment in Affiliates - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) $ in Millions	Dec. 31, 2014 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
2015	$ 57
2016	51
2017	47
2018	29
2019	5
Thereafter	$ 0